                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5076

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       9/30/04

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt
California Money Market Fund

September 30, 2004

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Dear Shareholder:

Thank you for investing with the Tax-Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for its most recent fiscal year ended September 30, 2004. Briefly, for the period ended September 30, 2004, the fund's portfolio registered favorable performance and achieved its stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review

As economic recovery gathered momentum over the latter part of 2003, the market's focus turned to the government's monthly nonfarm payroll announcements, i.e., when would US economic activity accelerate to the point that a substantial number of jobs would be created and the Fed would switch from an accommodative to a tightening stance? At the start of the second quarter of 2004, the Fed was signaling its concerns over a possible resurgence in inflation, and hinted that it would soon take steps to remove its accommodative posture on short-term interest rates. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR rates spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August.1 The April and May jobs reports were also strong, and the Fed now stated that it would begin to raise interest rates in the near future. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As we moved into the third quarter, US economic momentum hit a "soft patch" as consumer purchasing slackened, job

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Fund Results
As of September 30, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
7-Day Current Yield	Equivalent Taxable Yield[2]
0.71%	1.20%

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate.

2 The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the fund's yield and an approximate combined Federal and State of California marginal income tax rate of 41.05%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

creation dipped, oil prices rose to $45 per barrel and the geopolitical situation deteriorated. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened.

Over the 12-month period, we continued to focus on the highest-quality investments for the fund while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were whipsawed by dramatic changes in supply, due to (1) the approximately $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that entered the market in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June 2004 as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply.

During the reporting period, we maintained a cautious stance by targeting an average maturity similar to our peers. The fund has a targeted portfolio allocation of 70% of assets in floating-rate securities and 30% in fixed-rate instruments. Our decision to increase the fund's floating-rate position helped performance during much of the period, though our floating-rate position also hindered performance when short-term rates rose dramatically in August. Lastly, we continued to focus on the highest-quality investments while seeking competitive yields.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Joseph Benevento

Director, Deutsche Asset Management
September 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Portfolio Return
Beginning Account Value 4/1/04	$ 1,000.00
Ending Account Value 9/30/04	$ 1,002.40
Expenses Paid per $1,000*	$ 3.36
Hypothetical 5% Portfolio Return
Beginning Account Value 4/1/04	$ 1,000.00
Ending Account Value 9/30/04	$ 1,021.71
Expenses Paid per $1,000*	$ 3.39

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Tax-Exempt California Money Market Fund	.67%

For more information, please refer to the Fund's prospectus.

Portfolio Summary as of September 30, 2004

Portfolio Composition	9/30/04	9/30/03

Municipal Investments	100%	100%

Weighted Average Maturity*
Tax-Exempt California Money Market Fund	32 days	29 days
State Specific Retail California Money Fund Average	43 days	51 days

* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds.

Portfolio composition and weighted average maturity are subject to change. For more complete details about the Funds' holdings, see pages 7-9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of September 30, 2004

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 98.6%
Alameda Contra Costa, CA, School Finical Authority, Certificate of Participation, Capital Improvements Financing Projects, Series C, 1.73%*, 7/1/2025, Bank of Nova Scotia (b)	140,000	140,000
Alameda County, CA, Certificate of Participation, Series 410, 1.69%*, 9/1/2021 (c)	250,000	250,000
California, Department of Water & Power City, 1.42%, 12/10/2004	7,000,000	7,000,000
California, East Bay Water Authority:
1.18%, 11/10/2004	3,600,000	3,600,000
1.25%, 2/4/2005	3,100,000	3,100,000
California, General Obligation:
1.8%*, 5/1/2033, West LB AG (b)	1,000,000	1,000,000
Series PT-1555, 1.7%*, 10/1/2010 (c)	1,500,000	1,500,000
Series C-1, 1.7%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	6,100,000	6,100,000
Series C-2, 1.7%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	3,300,000	3,300,000
Series C-4, 1.7%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,500,000	2,500,000
California, Health Facilities Finance Authority Revenue, Catholic Healthcare, Series C, 1.53%*, 7/1/2020 (c)	300,000	300,000
California, Health Facilities Financing Authority Revenue, Scripps Memorial Hospital, Series B, 1.6%*, 12/1/2015 (c)	750,000	750,000
California, Housing Finance Agency Revenue, Series D, AMT, 1.75%*, 8/1/2033 (c)	2,945,000	2,945,000
California, Metropolitan Water District Southern California, Waterworks Revenue, Series A, 1.67%*, 7/1/2025	3,775,000	3,775,000
California, Multi Family Housing Revenue, Arbors Apartments, Series A, 1.67%*, 12/15/2032	300,000	300,000
California, Multi Family Housing Revenue, Geneva Points Apartments, Series A, AMT, 1.73%*, 3/15/2037	3,070,000	3,070,000
California, Multi Family Revenue, California Hills Apartments, Series A, AMT, 1.75%*, 12/15/2032	2,000,000	2,000,000
California, Municipal Securities Trust Certificates, Series 9041, 144A, 1.74%*, 7/21/2010 (c)	6,500,000	6,500,000
California, Peninsula Corridor Joint Powers Board, Grant Anticipation Notes, Series A, 1.76%, 5/3/2005	2,000,000	2,004,739
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Browing-Ferris Industries, Series A, AMT, 1.69%*, 9/1/2019, Chase Manhattan Bank (b)	500,000	500,000
California, School Cash Reserve Program Authority, Series A, 3.0%, 7/6/2005	2,300,000	2,325,116
California, State Department Water Resources, Center Valley Project Revenue, Series B-32, 1.71%*, 12/1/2025 (c)	995,000	995,000
California, State Department Water Resources, Power Supply Revenue:
Series C-17, 1.65%*, 5/1/2022, Bank of New York (b)	1,800,000	1,800,000
Series C-9, 1.7%*, 5/1/2022, Citibank NA (b)	550,000	550,000
Series M5J, 1.75%*, 5/1/2012 (c)	2,000,000	2,000,000
California, State Economic Recovery Program:
Series C-5, 1.66%*, 7/1/2023	1,705,000	1,705,000
Series C-15, 1.7%*, 7/1/2023	1,100,000	1,100,000
California, Statewide Communities Development Authority, Multifamily Revenue, Housing Irvine Apartments Community Project, Series W-3, AMT, 1.71%*, 4/1/2025, Bank of America (b)	1,600,000	1,600,000
California, Statewide Community Development Authority Multi-Family Revenue, Avian Glen Apartments Project, Series B, 1.76%*, 8/1/2039, Citibank NA (b)	2,000,000	2,000,000
Contra Costa County, CA, Multi Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 1.75%*, 12/1/2032, Citibank NA (b)	175,000	175,000
Fremont, CA, Certification of Participation, Capital Improvement Financing Project, 1.7%*, 8/1/2030, Scotiabank Group (b)	150,000	150,000
Fremont, CA, Certification of Participation, Maintenance Center & Fire Project, 1.7%*, 8/1/2032 (c)	2,000,000	2,000,000
Grant, CA, Joint Union High School District, Certificate of Participation School Facilities Bridge Funding Program:
1.7%*, 9/1/2015 (c)	200,000	200,000
1.7%*, 9/1/2034 (c)	200,000	200,000
Hayward, CA, Multi Family Housing Revenue Timbers Apartments, Series A, AMT, 1.72%*, 3/15/2033	500,000	500,000
Hesperia, CA, Public Financing Authority Revenue, Star Important Project, Series 1993, 1.7%*, 10/1/2023, Bank of America (b)	5,000,000	5,000,000
Irvine, CA, East Investment Co., 1.53%*, 12/1/2005, Bank of America (b)	200,000	200,000
Kern County, CA, Certification of Participation, Kern Public Facilities Project, Series B, 1.72%*, 8/1/2006, Bayerische Landesbank (b)	155,000	155,000
Lancaster, CA, Redevelopment Agency, Multi Family Housing Revenue, Westwood Park Apartments, Series K, 1.68%*, 12/1/2007, Bank of America (b)	2,900,000	2,900,000
Long Beach, CA, Harbor Department, 1.28%*, 1/7/2005	1,000,000	1,000,000
Long Beach, CA, Harbor Revenue Authority, Series A-7, AMT, 1.72%*, 5/15/2027 (c)	2,000,000	2,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, 1.13%, 10/8/2004	6,060,000	6,060,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	1,800,000	1,818,481
Los Angeles, CA, General Obligation, Series L54J, 1.15%*, 6/30/2005	5,000,000	5,000,000
Los Angeles, CA, Unified School District:
Series B-12, 1.71%*, 1/1/2027 (c)	1,000,000	1,000,000
1.78%*, 1/1/2028 (c)	1,000,000	1,000,000
1.78%*, 11/1/2028 (c)	400,000	400,000
Los Angeles, CA, Water and Power Revenue:
Series B-7, 1.68%*, 7/1/2034	7,300,000	7,300,000
Subseries A-4, 1.69%*, 7/1/2035	400,000	400,000
Series B-2, 1.7%*, 7/1/2034	600,000	600,000
Series B-6, 1.7%*, 7/1/2034	700,000	700,000
Subseries A-5, 1.7%*, 7/1/2035	1,100,000	1,100,000
Sacramento County, CA, Housing Authority, Multi Family Housing Revenue, Chesapeake Commons, Series C, AMT, 1.72%*, 2/15/2031	500,000	500,000
Sacramento County, CA, Housing Authority, Multi Family Housing Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 1.76%*, 7/1/2036, Citibank NA (b)	6,941,000	6,941,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Freemont Mews Apartments, Series D, AMT, 1.73%*, 11/1/2038, Wachovia Bank NA (b)	4,750,000	4,750,000
San Berardino, CA, Certificate of Participation, Medical Center Financing Project, 1.63%*, 8/1/2026 (c)	1,300,000	1,300,000
San Bernadino, CA, Certification of Participation, 1.7%*, 8/1/2028 (c)	220,000	220,000
San Diego, CA, Unified School District, Series 847, 1.69%*, 7/1/2020 (c)	2,100,000	2,100,000
San Diego, CA, Water Authority, ABN Amro Munitops Certificate Trust, Series 1998-10, 1.71%*, 7/5/2006 (c)	650,000	650,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 1.7%*, 1/1/2008 (c)	2,250,000	2,250,000
San Francisco, CA, City & County, International Airport Revenue, 1.7%*, 5/1/2021	6,200,000	6,200,000
San Francisco, CA, City & County, Multi Family Housing Revenue, Derek Silva Community, Series D, AMT, 1.77%*, 12/1/2019, Citibank NA (b)	1,000,000	1,000,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B20, 1.71%*, 10/1/2022 (c)	2,000,000	2,000,000
San Francisco, CA, City & County Apartment Community, Series 27A, AMT, 5.0%, 5/1/2005 (c)	3,680,000	3,752,394
San Jose, CA, Multi Family Housing Revenue, Almanden Lake Village Apartments, Series A, AMT, 1.72%*, 3/1/2032 (c)	500,000	500,000
Santa Clara, CA, Electric Revenue, Series B, 1.7%*, 7/1/2010 (c)	375,000	375,000
Simi Valley, CA, Multi Family Housing Revenue, Lincoln Wood Ranch, 1.68%*, 6/1/2010	1,600,000	1,600,000
Triunfo County, CA, Sanitation District Revenue, 1.78%*, 6/1/2019, Banque Nationale de Paris (b)	190,000	190,000
		138,896,730
Puerto Rico 0.1%
Puerto Rico, State General Obligation, Series 813-D, 1.69%*, 7/1/2020 (c)	200,000	200,000
Multi-State 1.3%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008	1,900,000	1,900,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $140,996,730) (a)	100.0	140,996,730
Other Assets and Liabilities, Net	0.0	(61,485)
Net Assets	100.0	140,935,245

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2004.
(a) Cost for federal income tax purposes was $140,996,730.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	1.7
FGIC	Financial Guaranty Insurance Company	4.8
FSA	Financial Security Assurance	9.3
MBIA	Municipal Bond Investors Assurance	9.8

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2004
Assets
Investments in securities, at amortized cost	$ 140,996,730
Receivable for investments sold	305,000
Interest receivable	374,601
Other assets	11,869
Total assets	141,688,200
Liabilities
Due to custodian bank	98,808
Dividends payable	3,052
Payable for Fund shares redeemed	532,654
Accrued management fee	25,718
Other accrued expenses and payables	92,723
Total liabilities	752,955
Net assets, at value	$ 140,935,245
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(1,943)
Accumulated net realized gain (loss)	(1,219)
Paid-in capital	140,938,407
Net assets, at value	$ 140,935,245
Shares outstanding	140,939,080
Net asset value, offering and redemption price per share (net asset value $140,935,245 / 140,939,080 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Statement of Operations for the year ended September 30, 2004
Investment Income
Income: Interest	$ 1,457,880
Expenses: Management fee	298,548
Services to shareholders	53,869
Custodian and accounting fees	7,551
Distribution services fees	447,822
Auditing	32,439
Legal	9,388
Trustees' fees and expenses	18,841
Reports to shareholders	25,409
Registration fees	2,901
Other	5,470
Total expenses, before expense reductions	902,238
Expense reductions	(1,273)
Total expenses, after expense reductions	900,965
Net investment income	556,915
Net realized gain (loss) on investment transactions	3,460
Net increase (decrease) in net assets resulting from operations	$ 560,375

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended September 30,
	2004	2003
Operations: Net investment income	$ 556,915	$ 330,035
Net realized gain (loss) on investment transactions	3,460	(4,679)
Net increase (decrease) in net assets resulting from operations	560,375	325,356
Distributions to shareholders from: Net investment income	(572,692)	(537,810)
Fund share transactions: Proceeds from shares sold	208,905,967	188,475,937
Reinvestment of distributions	568,650	486,605
Cost of shares redeemed	(180,473,297)	(524,679,601)
Net increase (decrease) in net assets from Fund share transactions	29,001,320	(335,717,059)
Increase (decrease) in net assets	28,989,003	(335,929,513)
Net assets at beginning of period	111,946,242	447,875,755
Net assets at end of period (including accumulated distributions in excess of net investment income of $1,943 and undistributed net investment income of $13,834, respectively)	$ 140,935,245	$ 111,946,242
Other Information
Shares outstanding at beginning of period	111,937,751	447,654,810
Shares sold	208,905,967	188,475,937
Shares issued to shareholders in reinvestment of distributions	568,659	486,605
Shares redeemed	(180,473,297)	(524,679,601)
Net increase (decrease) in Fund shares	29,001,329	(335,717,059)
Shares outstanding at end of period	140,939,080	111,937,751

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.006	.007	.02	.03
Less distributions from net investment income	(.004)	(.006)	(.007)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.42	.64[a]	.67	2.24	2.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	141	112	448	513	577
Ratio of expenses before expense reductions (%)	.67	.77	.73	.79[b]	.72
Ratio of expenses after expense reductions (%)	.66	.74	.73	.76[b]	.72
Ratio of net investment income (%)	.42	.38	.72	2.23	2.75

a Total return would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2004, the Fund had a net tax basis capital loss carryforward of approximately $1,200 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($100) and September 30, 2012 ($1,100), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At September 30, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed tax-exempt income	$ 12,334
Capital loss carryforwards	$ (1,200)

In addition, during the years ended September 30, 2004 and September 30, 2003, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended September 30,
	2004	2003
Distributions from tax-exempt income	$ 572,692	$ 537,810

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Fund's average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

For the year ended September 30, 2004, the Advisor has agreed to reimburse the Fund $1,115 for expenses.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended September 30, 2004, the amount charged to the Fund by SISC aggregated $38,450, of which $12,450 is unpaid at September 30, 2004.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the year ended September 30, 2004, the Distribution Fee aggregated $447,822, of which $38,845 is unpaid at September 30, 2004.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended September 30, 2004, the Fund's custodian and transfer agent fees were reduced by $80 and $78, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Tax-Exempt California Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Tax-Exempt California Money Market Fund (the "Fund"), as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
November 19, 2004

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended September 30, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of September 30, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co.; Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	85
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	85
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation	85
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	85
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	85
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	85
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	85
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees	85
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems	85

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[3] (1942) Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	139
Julian F. Sluyters[4] (1960) President and Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management
n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present	Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)
n/a
Charles A. Rizzo[5] (1957) Treasurer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
John Millette[5] (1962) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a
Kevin M. Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York
4 Address: 345 Park Avenue, New York, New York
5 Address: Two International Place, Boston, Massachusetts
6 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

TEC-2 (34201 11/04)

ITEM 2.         CODE OF ETHICS.

As of the end of the period,  September 30, 2004,  Tax-Exempt  California  Money
Market  Fund has  adopted a code of ethics,  as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
    Fiscal Year        Audit        Audit-Related      Tax Fees       All  Other
       Ended        Fees Billed     Fees Billed       Billed to      Fees Billed
   September 30,     to Fund          to Fund           Fund           to Fund
--------------------------------------------------------------------------------
2004                 $27,441            $0             $4,843             $0
--------------------------------------------------------------------------------
2003                 $25,270            $0             $4,373             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related            Tax Fees            All Other
   Fiscal           Fees Billed to           Billed to          Fees Billed
    Year             Adviser and            Adviser and        to Adviser and
   Ended          Affiliated Fund        Affiliated Fund      Affiliated Fund
 September 30,     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                  $281,500                 $0                    $0
--------------------------------------------------------------------------------
2003                  $137,900                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                    Total
                                  Non-Audit
                                Fees billed to
                                 Adviser and
                               Affiliated Fund         Total
                              Service Providers      Non-Audit
                                (engagements        Fees billed
                                   related          to Adviser
                    Total      directly to the     and Affiliated
                  Non-Audit     operations and      Fund Service
                   Billed         financial          Providers
                    Fees         reporting          (all other        Total of
   Fiscal         to Fund       of the Fund)       engagements)       (A), (B
 Year Ended
 September 30,       (A)               (B)                (C)         and (C)
--------------------------------------------------------------------------------
2004                 $4,843          $0             $441,601          $446,444
--------------------------------------------------------------------------------
2003                 $4,373          $0            $4,111,261        $4,115,634
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

The Fund's independent accountant, Ernst & Young LLP ("E&Y"), recently advised the Fund's Audit Committee that E&Y's member firms in China and
Japan ("E&Y China" and "E&Y Japan," respectively) provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the
"DB entities") during 2003 and 2004 that raise issues under the SEC auditor independence rules. The DB entities are within the "Investment Company Complex"
(as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services during 2003 and 2004, E&Y China and
E&Y Japan received funds from the DB entities into E&Y "representative bank trust accounts" that were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)4(viii)), which states that

                                       2

"... an accountant's independence will be impaired if the accountant has ...
custody of client assets.")

The Audit Committee was informed that E&Y China received approximately
$1,500 in fees for these services, while E&Y Japan received approximately
$41,000. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar activities occurred vis-a-vis a number of E&Y audit clients unrelated to DB or the
Fund, E&Y has advised the SEC and the PCAOB of the matter. E&Y advised the Audit Committee that E&Y believes its independence as auditors for the
Fund was not impaired during the period the services were provided. In reaching this conclusion, E&Y noted a number of factors, including that none of the
E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place until October, 2004, and that the fees charged are not significant to E&Y overall or to the fees charged to the Investment
Company Complex.

                                       3

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt California Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax Exempt California Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------